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SG Cowen Standby Reserve Fund, Inc.



       I, the undersigned duly elected officer of SG Cowen Standby Reserve Fund, Inc., do hereby certify that (i) the form of Prospectus and the Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933, as amended, would not have differed from that contained in the most recent registration statement amendment, filed January 25, 2000 and
(ii) the text of such amendment was filed electronically.

IN WITNESS WHEREOF, I have signed this Certification on this 4th day of February, 2000.


                                            SG COWEN STANDBY RESERVE FUND, INC.



                                            By: /s/ Rodd M. Baxter
                                                --------------------------------
                                                Rodd M. Baxter
                                                Secretary